Share Capital - Schedule of Voting Ordinary Shares Movement (Details) - Voting Ordinary Shares [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares
Authorized
Authorized, beginning balance | shares	500,000,000
Authorized, beginning balance (in Dollars) | $	$ 50
Transferred | shares	(1,680)	[1]
Transferred (in Dollars) | $		[1],[2]
Authorized, ending balance | shares	499,998,320	[3]
Authorized, ending balance (in Dollars) | $	$ 50
Issued and full paid
Issued and full paid, beginning balance | shares	1
Issued and full paid, beginning balance (in Dollars) | $
Issue of shares to AMTD | shares	9,999	[4]
Issue of shares to AMTD (in Dollars) | $		[2],[4]
Issue of shares to other shareholders | shares	1,245	[5]
Issue of shares to other shareholders (in Dollars) | $		[2],[5]
Issued and full paid, ending balance | shares	11,245	[3]
Issued and full paid, ending balance (in Dollars) | $		[2]

[1]	On November 25, 2024, the Company reclassified and re-designated 1,680 authorized shares into non-voting redeemable preferred shares.
[2]	Less than US$1,000
[3]	As of January 1, 2025, the share capital is at par value of US$0.0001 each.
[4]	In October 2024, World Media and Entertainment Group Inc., the then immediate holding company of the Company transferred 5,107, 4,880 and 12 shares of the Company to AMTD Digital Inc., AMTD IDEA Group and AMTD Group Inc., respectively, and, at the same time, World Media and Entertainment Group Inc. repurchased its shares from AMTD Digital Inc., AMTD IDEA Group and AMTD Group Inc.
[5]	In November 2024, the Company issued 857 and 388 shares to two shareholders with the consideration on the injection of listed shares in Hong Kong and a unit of a property located in New York, respectively, into the Company.